INCOME TAX AND SOCIAL CONTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax And Social Contributions
Schedule of income tax and social contribution income (expense)

The income tax and social contribution recognized in net income for the year are as follows:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Income tax and social contribution income (expense)
Current	(4,240,802)	(2,052,204)	(1,564,622)
Deferred	(759,355)	1,426,696	2,398,400
Total	(5,000,157)	(625,508)	833,778

Schedule of reconciliation of income tax and social contribution income (expense)

The reconciliation of income and social contribution expenses and income of the consolidated and the product of the current tax rate on income before income tax and social contribution are shown below:

			Consolidado
	12/31/2021	12/31/2020	12/31/2019
Profit/(Loss) before income tax and social contribution	18,595,778	4,918,126	1,410,733
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(6,322,565)	(1,672,163)	(479,649)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	71,833	28,391	46,737
Difference Tax Rate in companies abroad	(437,567)	(519,840)	(236,404)
Transfer price adjustment	(20,925)	(15,645)	(18,494)
Tax loss carryforwards without recognizing deferred taxes	(9,495)	(27,758)	(21,095)
Indebtdness limit	(6,260)	(25,087)	(20,393)
Unrecorded deferred taxes on temporary differences	3,181	5,142	(2,835)
Reversal for deferred income tax and social contribution credit	1,033,566	1,540,087	1,530,185
Income taxes and social contribution on foreign profit	(34,896)	(13,011)	(14,424)
Tax incentives	273,040	64,818	39,042
Interest on equity	185,325	17,177	22,107
Other permanent exclusions (additions) (i)	264,606	(7,619)	(10,999)
Income tax and social contribution in net income for the year	(5,000,157)	(625,508)	833,778
Effective tax rate	27%	13%	-59%
(i)	In September 2021 the Company recognized a credit for the unconstitutionality of the incidence of IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax payment (see note 9).

Schedule of deferred income tax and social contribution

Deferred income tax and social contribution balances are as follows:

									Consolidated
	Opening balance	Movement			Opening balance	Movement			Closing balance
	12/31/2019	Shareholders' Equity	P&L	Others	12/31/2020 Reclassified	Shareholders' Equity	P&L	Others	12/31/2021

Deferred
Income tax losses	1,610,801		238,198		1,848,999		(311,376)		1,537,623
Social contribution tax losses	610,046		78,162		688,208		(104,363)		583,845
Temporary differences	(337,082)	(59,380)	1,110,336	5,029	718,903	2,073,437	(343,616)	(1,181)	2,447,543
- Provision for tax. social security, labor, civil and environmental risks	264,013		15,136		279,149		(13,821)		265,328
- Asset impairment losses	182,431		(26,444)	5,029	161,016		122,250		283,266
- (Gains)/losses on financial instruments	414,495		(409,468)		5,027		1,457		6,484
- Actuarial liability (pension and healthcare plan)	314,601	(44,732)	(7,412)		262,457	(66,019)	13,571		210,009
- Accrued supplies and services	132,411		22,041		154,452		9,168		163,620
- Unrealized exchange variation (1)	2,774,085		(29,175)		2,744,910		(1,718,608)		1,026,302
- Gain upon loss of control in Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	426,961	1,315,839			1,742,800	216,757			1,959,557
- Acquisition at fair value of SWT and CBL	(184,513)	(57,651)	30,149		(212,015)	7,929	25,926		(178,160)
- Deferred taxes not computed	(291,961)		(25,966)		(317,927)		69,322		(248,605)
- (Losses) estimated /reversals to deferred taxes credits	(3,218,582)	(1,270,110)	1,548,640		(2,940,052)	1,915,039	1,025,013
- Business Combination	(1,023,341)		8,292		(1,015,049)		(323,625)		(1,338,674)
- Others	(35,502)	(2,726)	(15,457)		(53,685)	(269)	445,731	(1,181)	390,596
Total	1,883,765	(59,380)	1,426,696	5,029	3,256,110	2,073,437	(759,355)	(1,181)	4,569,011

Total Deferred Assets	2,473,304				3,874,946				5,072,092
Total Deferred Liabilities	(589,539)				(618,836)				(503,081)
Total Deferred	1,883,765				3,256,110				4,569,011

(1)	The Company taxes exchange variations on a cash basis to calculate income tax and social contribution on net income.

Schedule of estimated recovery of deferred tax assets

The estimated recovery of deferred tax assets of IRPJ and CSLL are netted when referring to a single jurisdiction as shown in the table below:

Consolidated
2022	2,331,239
2023	1,766,672
2024	702,525
2025	709,246
2026	429,565
Deferred asset	5,939,247
Deferred liabilities - Parent Company	(867,155)
Net deferred asset	5,072,092
Deferred liabilities - subsidiaries	(503,081)
Net deferred asset	4,569,011

Schedule of income tax and social contribution recognized in shareholders' equity

Income tax and social contribution recognized directly in equity are shown below:

		Consolidated
	12/31/2021	12/31/2020
Income tax and social contribution
Actuarial gains on defined benefit pension plan	104,532	170,604
Estimated losses for deferred income and social contribution tax credits - actuarial gains		(172,520)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,959,556	1,742,520
Estimated losses for deferred income and social contribution tax credits - cash flow hedge		(1,742,520)
total	1,738,738	(327,266)

Schedule of deferred tax assets on tax losses and temporary differences

Deferred income tax / social contribution on tax losses and temporary differences refers mainly to the following items:

	Nature	Brief description
	Tax losses	The Company incurred in tax losses in previous years as a result of financial expenses on its indebtedness, since it substantially holds all the loans and financing of the CSN Group. The Company reported taxable income in 2021 and in some quarters of 2020.
Differences Temporary	Foreign exchange variation expenses	Since 2012, the Company has opted for taxing exchange rate variations on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liability is settled.
	Other provisions	Other provisions are recognized on an accrual basis and their taxation occurs only at the time of their realization, such as: provision for contingencies, loss for impairment, provision for environmental liabilities, etc.